Fair value of financial instruments - Assets and liabilities held at fair value by product type (Details) - Level 3 - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	£ 12,415	£ 10,886
Liabilities	(6,490)	(6,608)
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Assets	558	767
Liabilities	0	(24)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Assets	1,205	698
Liabilities	(21)	(3)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Assets	13	0
Liabilities	(172)	(174)
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Assets	3,743	3,093
Liabilities	0	0
Equity cash products
Disclosure of detailed information about financial instruments [line items]
Assets	393	542
Liabilities	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Assets	148	84
Liabilities	0	0
Other
Disclosure of detailed information about financial instruments [line items]
Assets	2,345	1,252
Liabilities	(238)	(186)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	1,091	1,613
Liabilities	(1,351)	(1,615)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	376	144
Liabilities	(374)	(143)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	323	196
Liabilities	(709)	(351)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	2,220	2,497
Liabilities	£ (3,625)	£ (4,112)